Stock-Based Compensation - Assumptions Used to Estimate Fair Value of Options Granted to Non-employees (Detail) (Non-Employee Stock Options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.61%	1.77%
Dividend yield	0.00%	0.00%
Volatility	58.16%	90.00%
Weighted-average expected life of option (years)	10 years	10 years